Status of Nonvested Shares (Detail) (USD $)	Dec. 31, 2012
Non Vested Shares
Granted	104,035
Nonvested, end of year	104,035
Weighted-Average Grant-Date Fair Value
Granted	$ 15.65
Nonvested, end of year	$ 15.65